Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	$ 27,294	$ 135,838	$ 0
Contingent consideration, included in other non-current liabilities		20,000
Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Receivables Fair Value Disclosure			13,298
Total assets	1,373,063	1,525,464	407,303
Contingent consideration, included in other non-current liabilities		8,467
Total liabilities	45,723	144,305
Fair Value, Recurring [Member] | Public Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	18,285	77,280
Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	9,009	58,558
Fair Value, Recurring [Member] | Prepaid Expenses And Other Current Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Receivables Fair Value Disclosure	11,267	11,559	2,268
Fair Value, Recurring [Member] | Accrued Expenses and Other Current Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Contingent consideration, included in other non-current liabilities	5,051
Fair Value, Recurring [Member] | Other Noncurrent Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Contingent consideration, included in other non-current liabilities	13,378	8,467
Synlogic Inc [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment	2,930	6,166
Synlogic Inc [Member] | Fair Value, Recurring [Member] | Common Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment		15,345	13,696
Synlogic Inc [Member] | Fair Value, Recurring [Member] | Warrant [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment		6,166	5,504
Cronos Group Inc [Member] | Fair Value, Recurring [Member] | Common Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment		10,331
Marketable Equity Securities [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment	23,515	25,676
Fair Value Inputs Level1 [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Receivables Fair Value Disclosure
Total assets	1,353,363	1,497,408	386,233
Contingent consideration, included in other non-current liabilities
Total liabilities	18,285	77,280
Fair Value Inputs Level1 [Member] | Fair Value, Recurring [Member] | Public Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	18,285	77,280
Fair Value Inputs Level1 [Member] | Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities
Fair Value Inputs Level1 [Member] | Fair Value, Recurring [Member] | Prepaid Expenses And Other Current Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Receivables Fair Value Disclosure
Fair Value Inputs Level1 [Member] | Synlogic Inc [Member] | Fair Value, Recurring [Member] | Common Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment		15,345	13,696
Fair Value Inputs Level1 [Member] | Synlogic Inc [Member] | Fair Value, Recurring [Member] | Warrant [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment
Fair Value Inputs Level1 [Member] | Cronos Group Inc [Member] | Fair Value, Recurring [Member] | Common Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment
Fair Value Inputs Level1 [Member] | Marketable Equity Securities [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment	18,012	15,345
Fair Value Inputs Level2 [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Receivables Fair Value Disclosure
Total assets	8,433	16,497	5,504
Contingent consideration, included in other non-current liabilities
Total liabilities
Fair Value Inputs Level2 [Member] | Fair Value, Recurring [Member] | Public Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities
Fair Value Inputs Level2 [Member] | Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities
Fair Value Inputs Level2 [Member] | Fair Value, Recurring [Member] | Prepaid Expenses And Other Current Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Receivables Fair Value Disclosure
Fair Value Inputs Level2 [Member] | Synlogic Inc [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment	2,930	6,166
Fair Value Inputs Level2 [Member] | Synlogic Inc [Member] | Fair Value, Recurring [Member] | Common Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment
Fair Value Inputs Level2 [Member] | Synlogic Inc [Member] | Fair Value, Recurring [Member] | Warrant [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment		6,166	5,504
Fair Value Inputs Level2 [Member] | Cronos Group Inc [Member] | Fair Value, Recurring [Member] | Common Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment		10,331
Fair Value Inputs Level2 [Member] | Marketable Equity Securities [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment	5,503	10,331
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Receivables Fair Value Disclosure			13,298
Total assets	11,267	11,559	15,566
Contingent consideration, included in other non-current liabilities		8,467
Total liabilities	27,438	67,025
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Public Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	9,009	58,558
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Prepaid Expenses And Other Current Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Receivables Fair Value Disclosure	11,267	11,559	2,268
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Accrued Expenses and Other Current Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Contingent consideration, included in other non-current liabilities	5,051
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Other Noncurrent Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Contingent consideration, included in other non-current liabilities	13,378	8,467
Fair Value, Inputs, Level 3 [Member] | Synlogic Inc [Member] | Fair Value, Recurring [Member] | Common Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment
Fair Value, Inputs, Level 3 [Member] | Synlogic Inc [Member] | Fair Value, Recurring [Member] | Warrant [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment
Fair Value, Inputs, Level 3 [Member] | Cronos Group Inc [Member] | Fair Value, Recurring [Member] | Common Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in investment
Money Market Funds [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in cash and cash equivalents	1,335,351	1,482,063	372,537
Money Market Funds [Member] | Fair Value Inputs Level1 [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in cash and cash equivalents	$ 1,335,351	1,482,063	372,537
Money Market Funds [Member] | Fair Value Inputs Level2 [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in cash and cash equivalents
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total included in cash and cash equivalents